UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Global Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 97.7%
Australia 0.4%
Austal Ltd. (Cost $1,877,371)	982,813	1,663,324
Austria 1.2%
Andritz AG (Cost $3,790,753)	86,325	4,710,806
Bermuda 1.2%
Energy XXI (Bermuda) Ltd.	60,784	1,895,245
Lazard Ltd. "A"	91,659	2,461,044

(Cost $4,166,453)		4,356,289
Brazil 0.9%
Fleury SA (Cost $3,812,674)	323,054	3,375,262
Canada 1.6%
Americas Petrogas, Inc.*	612,514	1,136,039
Fortress Paper Ltd. "A"*	61,686	875,297
Novadaq Technologies, Inc.*	17,165	136,462
SunOpta, Inc.*	713,130	3,808,114

(Cost $10,500,255)		5,955,912
Channel Islands 0.8%
Randgold Resources Ltd. (ADR) (Cost $2,180,603)	35,494	3,176,003
China 1.7%
Charm Communications, Inc. (ADR) (a)	341,847	1,743,420
Minth Group Ltd.	4,392,110	4,486,847

(Cost $5,766,913)		6,230,267
Cyprus 0.6%
ProSafe SE (Cost $2,193,757)	323,390	2,356,524
France 1.4%
Flamel Technologies SA (ADR)*	510,242	2,505,288
JC Decaux SA	130,853	2,635,301

(Cost $10,190,715)		5,140,589
Germany 5.2%
Fresenius Medical Care AG & Co. KGaA	92,779	6,727,427
Gerresheimer AG*	41,359	1,929,798
M.A.X. Automation AG	618,589	2,778,038
Rational AG	17,674	4,038,350
United Internet AG (Registered) (a)	224,010	3,967,323

(Cost $7,924,394)		19,440,936
Gibraltar 0.3%
Bwin.Party Digital Entertainment PLC (Cost $2,611,403)	632,342	1,014,835
Hong Kong 3.2%
K Wah International Holdings Ltd.	12,182,995	4,439,512
REXLot Holdings Ltd.	64,440,375	4,099,555
SOCAM Development Ltd.	715,359	689,641
Techtronic Industries Co., Ltd.	1,964,268	2,642,063

(Cost $10,827,270)		11,870,771
Ireland 4.0%
C&C Group PLC	775,932	3,404,382
Paddy Power PLC	107,920	7,250,881
Ryanair Holdings PLC*	866,367	4,205,537

(Cost $4,824,950)		14,860,800
Israel 0.6%
EZchip Semiconductor Ltd.* (b) (Cost $1,930,317)	58,121	2,131,297
Italy 0.6%
Prysmian SpA (Cost $2,419,111)	134,490	2,146,223
Japan 7.2%
Hajime Construction Co., Ltd.	122,683	3,576,984
Kato Sangyo Co., Ltd.	50,839	958,392
Kusuri No Aoki Co., Ltd. (a)	72,845	2,996,709
MISUMI Group, Inc.	155,483	3,759,234
Nippon Seiki Co., Ltd.	316,545	3,102,234
OSG Corp.	183,210	2,482,363
Sanrio Co., Ltd. (a)	55,126	1,896,167
Sumikin Bussan Corp.	1,293,387	3,114,512
United Arrows Ltd.	125,546	3,291,286
Universal Entertainment Corp.	83,680	1,852,595

(Cost $26,693,640)		27,030,476
Korea 0.8%
DGB Financial Group, Inc. (Cost $4,085,425)	275,739	3,142,609
Luxembourg 0.8%
L'Occitane International SA (Cost $2,507,840)	1,205,295	3,151,140
Malaysia 0.8%
Hartalega Holdings Bhd. (Cost $1,887,069)	2,155,172	3,028,498
Netherlands 3.8%
Brunel International NV	74,388	2,826,804
Chicago Bridge & Iron Co. NV (c)	65,553	2,342,864
Koninklijke Vopak NV	90,438	5,718,052
SBM Offshore NV*	273,405	3,310,385

(Cost $7,956,535)		14,198,105
Philippines 0.8%
Alliance Global Group, Inc. (Cost $2,915,378)	11,187,289	3,121,763
Singapore 2.2%
Amtek Engineering Ltd.	2,232,193	1,072,584
Lian Beng Group Ltd.	6,078,070	1,874,018
UOB-Kay Hian Holdings Ltd.	1,779,009	2,314,083
Yongnam Holdings Ltd.	17,028,858	3,142,881

(Cost $9,908,926)		8,403,566
Switzerland 2.3%
Dufry AG (Registered)*	32,908	3,999,010
Partners Group Holding AG	25,403	4,637,729

(Cost $5,393,512)		8,636,739
United Arab Emirates 0.2%
Lamprell PLC (Cost $2,140,383)	687,880	848,531
United Kingdom 10.6%
ARM Holdings PLC	453,644	3,904,128
Ashmore Group PLC	959,834	4,839,702
Babcock International Group PLC	487,562	6,550,933
Burberry Group PLC	150,184	2,933,088
Domino's Pizza. UK & IRL PLC	442,193	3,545,046
Hargreaves Lansdown PLC	261,606	2,318,737
IG Group Holdings PLC	403,963	2,832,547
John Wood Group PLC	322,357	3,916,514
Rotork PLC	134,660	4,635,887
Serco Group PLC	227,582	2,048,404
The Weir Group PLC	81,448	2,099,967

(Cost $22,992,821)		39,624,953
United States 44.5%
Accuray, Inc.* (a)	322,504	2,035,000
Advance Auto Parts, Inc. (a)	38,505	2,701,126
Aecom Technology Corp.*	110,606	1,792,923
Aeropostale, Inc.*	164,007	3,234,218
Affiliated Managers Group, Inc.*	30,510	3,404,611
Altra Holdings, Inc.	125,896	2,079,802
Ancestry.com, Inc.* (a)	112,232	3,756,405
Applied Industrial Technologies, Inc.	52,143	1,937,634
Approach Resources, Inc.* (a)	78,224	2,065,114
Ascena Retail Group, Inc.*	101,065	1,853,532
BE Aerospace, Inc.*	131,282	5,150,193
BorgWarner, Inc.* (a)	47,783	3,206,239
Cardtronics, Inc.*	130,483	4,046,278
Catamaran Corp.*	38,022	3,213,239
Centene Corp.* (a)	120,193	4,572,142
Cognex Corp.	96,569	3,264,032
CONMED Corp.	90,432	2,481,454
Deckers Outdoor Corp.* (a)	47,842	1,995,490
Dresser-Rand Group, Inc.*	84,281	3,919,909
FSI International, Inc.* (a)	418,262	1,514,108
Green Mountain Coffee Roasters, Inc.* (a)	106,399	1,942,846
Guess?, Inc.	96,135	2,893,663
Harris Corp.	71,981	2,998,009
Haynes International, Inc.	34,476	1,661,398
Incyte Corp.* (a)	122,828	3,069,472
Jarden Corp.	100,147	4,526,644
Jefferies Group, Inc. (a)	180,031	2,257,589
Joy Global, Inc.	27,969	1,452,710
Manitowoc Co., Inc. (a)	253,484	3,041,808
Metropolitan Health Networks, Inc.*	298,922	2,519,912
MICROS Systems, Inc.*	27,321	1,304,305
Molina Healthcare, Inc.*	84,036	2,051,319
NIC, Inc.	208,452	2,805,764
NxStage Medical, Inc.*	200,175	3,012,634
Oil States International, Inc.*	49,469	3,596,396
Pacira Pharmaceuticals, Inc.* (a)	464,241	7,107,530
Palo Alto Networks, Inc.*	35,615	2,035,041
Par Pharmaceutical Companies, Inc.*	58,589	2,927,106
Parametric Technology Corp.*	97,814	2,106,914
Questcor Pharmaceuticals, Inc.* (a)	60,168	2,218,394
Rockwood Holdings, Inc.	48,881	2,161,518
Rosetta Resources, Inc.*	43,349	1,808,520
Sauer-Danfoss, Inc.	60,672	2,195,720
Schweitzer-Mauduit International, Inc.	55,804	3,800,252
Signature Bank*	44,684	2,882,118
Stericycle, Inc.*	21,445	1,991,168
Sycamore Networks, Inc.*	131,037	1,867,277
Tenneco, Inc.* (a)	69,167	2,025,901
Tesla Motors, Inc.* (a)	32,568	893,015
Thoratec Corp.*	173,231	5,943,556
TiVo, Inc.*	232,128	2,017,192
TreeHouse Foods, Inc.*	61,043	3,417,798
United Rentals, Inc.* (a)	65,680	1,898,809
Urban Outfitters, Inc.*	127,564	3,897,080
VeriFone Systems, Inc.* (a)	62,995	2,286,089
VIVUS, Inc.* (a)	28,054	589,976
Volcano Corp.*	76,705	2,028,847
WABCO Holdings, Inc.*	75,640	4,154,149
Waddell & Reed Financial, Inc. "A" (a)	82,660	2,404,579
WellCare Health Plans, Inc.*	35,290	2,287,498
Zions Bancorp. (a)	136,308	2,480,806

(Cost $135,375,805)		166,784,771

Total Common Stocks (Cost $296,874,273)		366,400,989
Warrants 0.0%
Hong Kong 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012* (Cost $0)	119,997	155
Malaysia 0.0%
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	219,112	40,734

Total Warrants (Cost $0)		40,889
Securities Lending Collateral 11.2%
Daily Assets Fund Institutional, 0.25% (d) (e) (Cost $42,154,859)	42,154,859	42,154,859
Cash Equivalents 2.0%
Central Cash Management Fund, 0.14% (d) (Cost $7,319,591)	7,319,591	7,319,591

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $346,348,723) †	110.9	415,916,328
Other Assets and Liabilities, Net	(10.9)	(41,025,223)

Net Assets	100.0	374,891,105

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $346,619,355.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $69,296,973.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $99,003,152 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,706,179.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $40,541,909, which is 10.8% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At July 31, 2012 the DWS Global Small Cap Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Industrials	90,717,101	24.8%
Consumer Discretionary	78,447,360	21.4%
Health Care	63,801,548	17.4%
Financials	40,415,666	11.0%
Information Technology	40,004,317	10.9%
Energy	24,853,177	6.8%
Consumer Staples	16,528,241	4.5%
Materials	11,674,468	3.2%
Total	366,441,878	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Warrants
Australia	$—	$1,663,324	$—	$1,663,324
Austria	—	4,710,806	—	4,710,806
Bermuda	4,356,289	—	—	4,356,289
Brazil	3,375,262	—	—	3,375,262
Canada	5,955,912	—	—	5,955,912
Channel Islands	3,176,003	—	—	3,176,003
China	1,743,420	4,486,847	—	6,230,267
Cyprus	—	2,356,524	—	2,356,524
France	2,505,288	2,635,301	—	5,140,589
Germany	—	19,440,936	—	19,440,936
Gibraltar	—	1,014,835	—	1,014,835
Hong Kong	—	11,870,926	—	11,870,926
Ireland	—	14,860,800	—	14,860,800
Israel	2,131,297	—	—	2,131,297
Italy	—	2,146,223	—	2,146,223
Japan	—	27,030,476	—	27,030,476
Korea	—	3,142,609	—	3,142,609
Luxembourg	—	3,151,140	—	3,151,140
Malaysia	—	3,028,498	40,734	3,069,232
Netherlands	2,342,864	11,855,241	—	14,198,105
Philippines	—	3,121,763	—	3,121,763
Singapore	—	8,403,566	—	8,403,566
Switzerland	—	8,636,739	—	8,636,739
United Arab Emirates	—	848,531	—	848,531
United Kingdom	—	39,624,953	—	39,624,953
United States	166,784,771	—	—	166,784,771
Short-Term Investments	49,474,450	—	—	49,474,450
Total	$241,845,556	$174,030,038	$40,734	$415,916,328

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Small Cap Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012